Intangible Assets (Schedule of Amortization and Future Amortization Expense) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense on intangible assets	$ 4,037	$ 3,145
Estimated amortization expense, remainder of 2015	13,922
Estimated amortization expense, 2016	15,613
Estimated amortization expense, 2017	14,450
Estimated amortization expense, 2018	12,334
Estimated amortization expense, 2019	$ 8,021